Consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 47,241	$ 115,216
Accounts receivable—trade, net	206,055	202,914
Inventories, net	479,023	443,177
Prepaid expenses and other current assets	23,677	19,490
Costs and estimated profits in excess of billings	9,159	9,584
Accrued revenue	862	0
Total current assets	766,017	790,381
Property and equipment, net of accumulated depreciation	177,358	197,281
Deferred financing costs, net	2,071	2,900
Intangibles, net	359,048	443,064
Goodwill	469,647	755,245
Investment in unconsolidated subsidiary	44,982	0
Deferred income taxes, net	1,234	3,344
Other long-term assets	9,295	3,013
Total assets	1,829,652	2,195,228
Current liabilities
Current portion of long-term debt	1,167	1,156
Accounts payable—trade	143,186	137,684
Accrued liabilities	81,032	66,765
Deferred revenue	8,335	8,819
Billings in excess of costs and profits recognized	3,210	1,881
Total current liabilities	236,930	216,305
Long-term debt, net of current portion	517,544	506,750
Deferred income taxes, net	15,299	31,232
Other long-term liabilities	29,753	31,925
Total liabilities	799,526	786,212
Commitments and contingencies
Equity
Common stock, $0.01 par value, 296,000,000 shares authorized, 117,411,158 and 116,343,656 shares issued	1,174	1,163
Additional paid-in capital	1,214,928	1,195,339
Treasury stock at cost, 8,200,477 and 8,190,362 shares	(134,434)	(134,293)
Retained earnings	63,688	438,774
Accumulated other comprehensive loss	(115,230)	(91,967)
Total stockholders’ equity	1,030,126	1,409,016
Total liabilities and equity	$ 1,829,652	$ 2,195,228